Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables

22. Trade and other receivables

All figures in £ millions	2017	2016
Current
Trade receivables	739	961
Royalty advances	8	22
Prepayments	82	124
Accrued income	1	15
Other receivables	280	235

	1,110	1,357

Non-current
Trade receivables	21	21
Royalty advances	20	10
Prepayments	15	13
Accrued income	10	31
Other receivables	37	29

	103	104

The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts and anticipated future sales returns. The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2017	2016
At beginning of year	(112)	(64)
Exchange differences	7	(17)
Income statement movements	(38)	(53)
Utilised	21	22
Disposal through business disposal	1	—
Transfer to assets classified as held for sale	5	—

At end of year	(116)	(112)

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.

The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2017	2016
Within due date	661	812
Up to three months past due date	187	232
Three to six months past due date	48	55
Six to nine months past due date	18	21
Nine to 12 months past due date	13	14
More than 12 months past due date	3	7

Total trade receivables	930	1,141
Less: provision for sales returns	(170)	(159)

Net trade receivables	760	982

The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances and historical payment profiles. Management believes all the remaining receivable balances are fully recoverable.